Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions

a) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit, are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, commercial, crew training, advisory, business development, technical and strategic consulting services. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Year Ended
	December 31, 2013 $	December 31, 2012 $	December 31, 2011 $
Revenues(i)	34,573	37,630	35,068
Vessel operating expenses(ii)	10,847	10,319	10,452
General and administrative(ii)(iii)	11,959	11,939	7,757

(i)	Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).
(ii)	Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $7.2 million for the year ended December 31, 2013 has been presented as vessel operating expenses (see Note 1). The amounts reclassified from general and administrative to vessel operating expenses in the comparative periods to conform to the presentation adopted in the current period were $7.8 million and $7.7 million for the years ended December 31, 2012 and 2011, respectively.
(iii)	Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

b) In connection with the Partnership’s initial public offering in May 2005, the Partnership entered into an omnibus agreement with Teekay Corporation, the General Partner and other related parties governing, among other things, when the Partnership and Teekay Corporation may compete with each other and certain rights of first offer on LNG carriers and Suezmax tankers. In December 2006, the omnibus agreement was amended in connection with the initial public offering of Teekay Offshore Partners L.P. (or Teekay Offshore). As amended, the agreement governs, among other things, when the Partnership, Teekay Corporation and Teekay Offshore may compete with each other and certain rights of first offer on LNG carriers, oil tankers, shuttle tankers, floating storage and offtake units and floating production, storage and offloading units.

c) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation are settled at the end of each year (see Notes 2 and 12).

d) In July 2008, subsidiaries of Teekay Corporation (or the Skaugen Multigas Subsidiaries) signed contracts to purchase from I.M. Skaugen ASA (or Skaugen) two multigas carriers (or the Skaugen Multigas Carriers), which are two technically advanced 12,000-cubic meter newbuilding ships capable of carrying LNG, LPG or ethylene. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels.

On June 15, 2011 and October 17, 2011, the two Skaugen Multigas Carriers, the Norgas Unikum and the Norgas Vision, were delivered and commenced service under a 15-year, fixed-rate charters to Skaugen. On delivery, the Partnership concurrently acquired Teekay Corporation’s 100% ownership interests in the Skaugen Multigas Subsidiaries for a purchase price of $114.5 million. These transactions were concluded between entities under common control and, thus, the assets acquired were recorded at historical book value. The excess of the combined purchase price over the combined book value of the assets of $8.2 million was accounted for as an equity distribution to Teekay Corporation.

e) During September and October 2011, the Partnership sold 1% of its ownership interest in its Skaugen Multigas Subsidiaries and the Skaugen LPG Carriers at that time to the General Partner for approximately $1.8 million.

f) In December 2007, a consortium in which Teekay Corporation had a 33% ownership interest agreed to charter the four Angola LNG Carriers for a period of 20 years to Angola LNG Supply Services LLC. The consortium entered into agreements to construct the four LNG carriers at a total cost of $906.2 million (of which Teekay Corporation’s 33% portion was $299.0 million), excluding capitalized interest. The vessels are chartered at fixed rates, with inflation adjustments, which began upon delivery of the vessels. In March 2011, the Partnership agreed to acquire Teekay Corporation’s 33% ownership interest in these vessels and related charter contracts upon delivery of each vessel.

Three of the four Angola LNG Carriers delivered during August to October 2011 and commenced their 20-year, fixed-rate charters to Angola LNG Supply Services LLC to collect and transport gas from offshore production facilities to an onshore LNG processing plant in northwest Angola. Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in these three vessels and related charter contracts for a total equity purchase price of $57.3 million (net of assumed debt of $193.8 million). This transaction was concluded between entities under common control and thus, the assets acquired were recorded at historical book value. The excess of the purchase price over the book value of the assets of $46.2 million was accounted for as an equity distribution to Teekay Corporation in 2011.

In January 2012, the last of four Angola LNG Carriers delivered and commenced its 20-year, fixed-rate charter to Angola LNG Supply Services LLC. Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in this vessel and related charter contract for a total equity purchase price of $19.1 million (net of assumed debt of $64.8 million). The excess of the purchase price over the book value of the assets (including the fair market value of the interest rate swap associated with debt secured by the vessel) underlying the 33% ownership interest in the fourth vessel of $15.9 million was accounted for as an equity distribution to Teekay Corporation. The Partnership’s investments in the Angola LNG Carriers are accounted for using the equity method. g) In February 2012, the Partnership incurred a $7.0 million charge relating to a one-time fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 52% interest in six LNG carriers (see Note 5). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

h) In March 2013, the Partnership incurred a $2.7 million charge relating to a fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 50% interest in Exmar LPG BVBA (see Note 5). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

i) The Partnership entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership with shipbuilding and site supervision services relating to the five LNG newbuildings the Partnership owns. These costs are capitalized and included as part of advances on newbuilding contracts in the Partnership’s consolidated balance sheets. As at December 31, 2013 and 2012, shipbuilding and site supervision costs provided by Teekay Corporation subsidiaries totaled $0.2 million and nil, respectively.

j) As at December 31, 2013 and 2012, non-interest bearing advances to affiliates totaled $6.6 million and $13.9 million, respectively, and non-interest bearing advances from affiliates totaled $19.3 million and $12.1 million, respectively. These advances are unsecured and have no fixed repayment terms.